Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
NOTE 13:-	TAXES ON INCOME

a.	General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2011

Beginning balance	$910	$1,027
Additions for prior year tax positions	117	(7)
Additions for current year tax positions	-	649

Ending balance	$1,027	$1,669

The Company's Israeli tax returns have been examined for all years prior to fiscal 2004, and the Company is no longer subject to audit for these periods.

As of December 31, 2011, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2011, 2010 and 2009 an amount of $(7), $ 117 and $ 250, respectively, added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. During the years ended December 31, 2010 and 2009, the entire addition to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2011 and 2010, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 447 and $ 454 respectively, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within income tax expense

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. Tax returns have been examined for all years prior to fiscal 2010, and the Company is no longer subject to audit for these periods.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli Taxation:

1.	Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates:

Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

3.	Net operating losses carryforward:

The Company has estimated total available carryforward operating and capital tax losses of approximately $ 5,000, which can be carried forward and offset against future taxable income in the future for an indefinite period. The Company provided a full valuation allowance in respect of all the deferred tax assets resulting from the carryforward operating tax losses for which future offset is doubtful. Management currently believes that it is more likely than not that those deferred tax deductions will not be realized in the foreseeable future.

4.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company's production facilities in Israel (Tel-Aviv and Jerusalem) have been granted an "Approved Enterprise" status under the above state law. According to the provisions of such Israeli law, the Company has been granted the "Alternative Benefit Track", under which the main benefits are a tax exemption and reduced tax rate. Therefore, the Company's income derived from the Approved Enterprise and allocated to the Tel Aviv facility will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years with reduced tax rates of 10%-25% (based on percentage of foreign ownership). Income allocated to the Jerusalem facility will be exempt from tax for a period of up to 10 years, provided that the Company meets certain criteria. The income derived from the "Approved Enterprise" program shall be allocated between the facilities in Tel-Aviv and Jerusalem based on a mechanism as determined by the Investment Center.

The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company began to utilize such tax benefits in 2004. The time limitation does not apply to the exemption period.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the above law, regulations published hereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be partially or fully canceled and the Company may be required to refund the amount of the benefits, in whole or in part, plus a consumer price index linkage adjustments and including interest.

As of December 31, 2011, the company has retained earnings.

If retained earning tax-exempt income will be distributed in the future, it would be taxed at the corporate tax rate applicable to such profits with respect to the gross amount as if the Company had not elected the alternative tax benefits (currently between 10% - 25%, based on percentage of foreign ownership at the date of declaration).

Income from sources other than the "Approved Enterprise" will be subject to the tax at the regular rate.

During 2004, the Company's production facilities in Israel (Tel-Aviv and Jerusalem) have been granted an expansion program for its Approved Enterprise status by the Investment Center. The Company applied for an amendment to this expansion program, according to which it requested an enlargement to this expansion program, neutralization of certain assets and an approval that the benefits period from such expansion program will commence in 2006. In 2010, the Investment Center granted an approval for the year 2006.

On April 2005, an amendment to the law ("the Amendment") has changed certain provisions of the law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of the Company's business income from export. In order to be eligible for the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the law. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election"). Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In this case, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election. The Company elected 2009 as year of election according to the law prior to the reform mentioned below. As of December 31, 2010, the Company did not generate income under the provisions of the Amendment.

In the event of distribution of dividends from the above mentioned tax-exempt income, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Approved Enterprise's and Benefiting  Enterprise's income.

In addition, as a result of the amendment, tax-exempt income attributed to Benefiting Enterprise, will subject the Company to taxes upon distribution in any manner including complete liquidation.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Benefiting Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

Recently, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Changing from the current law to the new law is permitted at any time. As of December 31, 2011, the company remained subject to the current law.

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current taxes	$795	$884	$2,648
Deferred taxes	23	(5)	(1,358)

	$818	$879	$1,290

Domestic	$397	$86	$915
Foreign	421	793	375

	$818	$879	$1,290

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2010	2011

Carryforward tax losses	$8,626	$2,275
Accrued employees costs	1,197	289
Intangible assets	656	230
Research and development	2,252	294
Other	45	-

Deferred tax assets before valuation allowance	12,776	3,088
Valuation allowance	(11,178)	(1,090)

Net deferred tax asset	1,598	1,998

Intangible assets, including goodwill	(1,502)	(481)
Unrealized gains on marketable securities	(28)	(91)

Deferred tax liability	(1,530)	(572)

Net deferred tax assets	$68	$1,426
Domestic:
Current deferred tax asset, net	-	615

Foreign:

Non-current deferred tax asset, net	41	811
Current deferred tax asset, net	27	-

	68	811

	$68	$1,426

Current deferred tax asset, net, is included within other current assets and prepaid expenses.

The net change in the valuation allowance was primarily relates to change in the Israeli tax rate in future years.

e.	Foreign:

The subsidiary in the U.S. has partly provided valuation allowance in respect of deferred tax assets resulting from carry forwards of net operating loss. ASC No. 718 prohibits recognition of a deferred income tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. An amount of $ 8,400 of  the net operating loss carry-forwards relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized.

Through December 31, 2011, the U.S. subsidiary had a U.S. federal loss carry forward of approximately $ 16,400, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2021 and fiscal 2027.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Another subsidiary has estimated total available carryforward tax losses of approximately $ 370 to offset against future taxable profit. As of December 31, 2011, the Company recorded a deferred tax asset of $ 92 relating to these available net carryforward losses.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income (loss) of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) before taxes, as reported in the consolidated statements of income	$(5,118)	$10,513	$22,627

Statutory tax rate	26%	25%	24%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$(1,331)	$2,628	$5,430
Tax adjustment in respect of different tax rate of foreign subsidiary	130	49	365
Non-deductible expenses and other permanent differences	52	38	858
Deferred taxes on losses for which valuation allowance was provided, net	421	(3,292)	(3,512)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	-	(5,401)
Stock compensation relating to stock options per ASC No. 718	1,296	1,373	1,310
Income taxes in respect of prior years	250	86	63
Benefiting enterprise benefits	-	-	2,177
Other	-	(3)	-

Actual tax expense	$818	$879	$1,290

g.	Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(7,405)	$8,356	$18,062
Foreign	2,287	2,157	4,565

Loss before income taxes	$(5,118)	$10,513	$22,627